Direct taxes charges and contributions payable (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Reserve Quantities [Line Items]
Direct taxes, charges and contributions payable		R$ 272,150	R$ 258,340
Current portion		(262,344)	(245,113)
Non-current portion		9,806	13,227
Income Tax And Social Contribution On Income [Member]
Reserve Quantities [Line Items]
Direct taxes, charges and contributions payable		78,351	186,294
P I S And C O F I N S [Member]
Reserve Quantities [Line Items]
Direct taxes, charges and contributions payable		102,157	41,916
I R R F [Member]
Reserve Quantities [Line Items]
Direct taxes, charges and contributions payable		65,311
Other Direct Taxes [Member]
Reserve Quantities [Line Items]
Direct taxes, charges and contributions payable	[1]	R$ 26,331	R$ 30,130

[1]	The breakdown of this account mainly refers to the company's adhesion to the Tax Recovery Program – REFIS from 2009 for payment of installments of the outstanding debts of federal taxes (PIS – Social Integration Program, COFINS – Contribution to Social Security Financing, IRPJ – Corporate Income Tax and CSLL – Social Contribution on Net Profit), whose final maturity will be on October 31, 2024.